Retirement Plans	12 Months Ended
Dec. 31, 2012
Retirement Plans
Retirement Plans
Our defined contribution retirement plans include a 401(k) plan, which is funded, and a supplemental plan for certain employees, which is unfunded. The expense of our defined contribution retirement plans was $1,393,000 in 2012, $924,000 in 2011and $679,000 in 2010. The unfunded liability for our supplemental plan was $449,000 at year-end 2012 and $369,000 at year-end 2011 and is included in other liabilities.